Loans (Tables)	12 Months Ended
Sep. 30, 2025
Loans
Schedule of loan portfolio disaggregated by location of booking office and product type

The loan portfolio is dis-aggregated by location of booking office and product type, as follows.

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Australia
Housing	518,654	503,271	518,654	503,270
Personal	9,043	10,174	9,043	10,174
Business	221,840	195,483	219,187	193,042
Total Australia	749,537	708,928	746,884	706,486
New Zealand
Housing	62,672	62,484	-	-
Personal	1,043	1,058	-	-
Business	30,554	31,055	436	306
Total New Zealand	94,269	94,597	436	306
Total other overseas	12,556	7,810	11,760	7,189
Gross loans	856,362	811,335	759,080	713,981
Provision for ECL on loans (refer to Note 10)	(4,509)	(4,568)	(3,968)	(3,938)
Total loans[a,b]	851,853	806,767	755,112	710,043

a.

Total loans included Australian securitised residential loans of $5,195 million (2024: $5,185 million) for the Group and $5,988 million (2024: $6,054 million) for the Parent Entity. The level of securitised loans excludes loans where Westpac is the holder of related debt securities.

b.	Total loans included assets pledged for the covered bond programs of $35,106 million (2024: $42,228 million) for the Group and $29,762 million (2024: $36,825 million) for the Parent Entity.

Schedule of contractual maturity distribution of loans

The following table shows Westpac’s contractual maturity distribution of all loans as at 30 September 2025.

Consolidated		Over 1 year to	Over 5 years to
$m	Up to 1 year	5 years	15 years	Over 15 years	Total
Australia
Housing	4,669	952	21,853	491,180	518,654
Personal	6,145	2,254	644	-	9,043
Business	65,300	136,863	10,833	8,844	221,840
Total Australia	76,114	140,069	33,330	500,024	749,537
New Zealand
Housing	152	560	4,244	57,716	62,672
Personal	830	211	2	-	1,043
Business	20,059	10,275	218	2	30,554
Total New Zealand	21,041	11,046	4,464	57,718	94,269
Total other overseas	4,432	6,912	1,212	-	12,556
Total loans	101,587	158,027	39,006	557,742	856,362

Schedule of interest rate segmentation of loans maturing after one year

The following table shows Westpac’s interest rate segmentation of loans maturing after one year as at 30 September 2025.

	Loans at	Loans at
Consolidated	variable	fixed
$m	interest rates	interest rates	Total
Interest rate segmentation of loans maturing after one year
Australia
Housing	499,981	14,004	513,985
Personal	1,644	1,254	2,898
Business	152,954	3,586	156,540
Total Australia	654,579	18,844	673,423
New Zealand
Housing	7,686	54,834	62,520
Personal	213	-	213
Business	882	9,613	10,495
Total New Zealand	8,781	64,447	73,228
Total other overseas	7,751	373	8,124
Total loans maturing after one year	671,111	83,664	754,775